THE SARATOGA ADVANTAGE TRUST

CLASS S SHARES

James Alpha Total Hedge Portfolio	Ticker: JTHSX
James Alpha Equity Hedge Portfolio	Ticker: JAHSX
James Alpha Event Driven Portfolio	Ticker: JAESX
James Alpha Family Office Portfolio	Ticker: JFOSX
James Alpha Relative Value Portfolio	Ticker: JRSVX
James Alpha Yorkville MLP Portfolio	Ticker: JMLSX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 7, 2017 (SEC Accession No 0001580642-17-003424).